INVENTORY (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Inventory Disclosure [Abstract]
Raw materials and work in progress	$ 0		$ 3,075
Total inventory	0		$ 3,075
Inventory write-downs	$ 9,953	$ 750